Segmented Information - Summary of Results by Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net premium income	$ 32,917	$ 35,578
Net investment income (loss)	35,400	33,593
Other revenue	10,591	10,399
Total revenue	78,908	79,570
Net benefits and claims	55,235	55,915
Interest expense	1,181	1,319
Other expenses	15,721	16,116
Total contract benefits and expenses	72,137	73,350
Income (loss) before income taxes	6,771	6,220
Income tax recovery (expense)	(1,195)	(718)
Net income (loss)	5,576	5,502
Non-controlling interests	250	233
Participating policyholders	(545)	(333)
Net income (loss) attributed to shareholders	5,871	5,602
Total assets	880,349	809,130
Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	29,967	32,455
Net benefits and claims	44,350	47,831
Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	2,950	3,123
Net benefits and claims	10,885	8,084
Operating segments [Member] | Asia Division [Member]
Disclosure of operating segments [line items]
Net premium income	20,479	20,007
Net investment income (loss)	6,630	7,451
Other revenue	1,346	1,215
Total revenue	28,455	28,673
Net benefits and claims	21,427	21,065
Interest expense	269	236
Other expenses	5,123	5,148
Total contract benefits and expenses	26,819	26,449
Income (loss) before income taxes	1,636	2,224
Income tax recovery (expense)	(233)	(277)
Net income (loss)	1,403	1,947
Non-controlling interests	250	228
Participating policyholders	(609)	(216)
Net income (loss) attributed to shareholders	1,762	1,935
Total assets	145,801	127,367
Operating segments [Member] | Asia Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	17,983	17,107
Net benefits and claims	17,997	17,975
Operating segments [Member] | Asia Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	2,496	2,900
Net benefits and claims	3,430	3,090
Operating segments [Member] | Canadian Division [Member]
Disclosure of operating segments [line items]
Net premium income	9,167	9,075
Net investment income (loss)	8,458	9,446
Other revenue	1,013	1,088
Total revenue	18,638	19,609
Net benefits and claims	14,765	14,884
Interest expense	342	508
Other expenses	3,141	3,237
Total contract benefits and expenses	18,248	18,629
Income (loss) before income taxes	390	980
Income tax recovery (expense)	(131)	25
Net income (loss)	259	1,005
Participating policyholders	64	(117)
Net income (loss) attributed to shareholders	195	1,122
Total assets	167,236	159,042
Operating segments [Member] | Canadian Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	8,833	8,714
Net benefits and claims	10,385	10,572
Operating segments [Member] | Canadian Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	334	361
Net benefits and claims	4,380	4,312
Operating segments [Member] | US Division [Member]
Disclosure of operating segments [line items]
Net premium income	3,131	6,384
Net investment income (loss)	17,519	15,556
Other revenue	2,711	2,654
Total revenue	23,361	24,594
Net benefits and claims	19,028	19,919
Interest expense	54	43
Other expenses	2,714	2,944
Total contract benefits and expenses	21,796	22,906
Income (loss) before income taxes	1,565	1,688
Income tax recovery (expense)	(296)	(260)
Net income (loss)	1,269	1,428
Net income (loss) attributed to shareholders	1,269	1,428
Total assets	288,814	274,993
Operating segments [Member] | US Division [Member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	3,011	6,522
Net benefits and claims	16,099	19,320
Operating segments [Member] | US Division [Member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net premium income	120	(138)
Net benefits and claims	2,929	599
Operating segments [Member] | Global wealth and asset management [member]
Disclosure of operating segments [line items]
Net investment income (loss)	39	33
Other revenue	5,710	5,562
Total revenue	5,749	5,595
Net benefits and claims	146	83
Interest expense	2	6
Other expenses	4,329	4,362
Total contract benefits and expenses	4,477	4,451
Income (loss) before income taxes	1,272	1,144
Income tax recovery (expense)	(172)	(122)
Net income (loss)	1,100	1,022
Net income (loss) attributed to shareholders	1,100	1,022
Total assets	236,593	216,348
Operating segments [Member] | Global wealth and asset management [member] | Annuities and pensions [Member]
Disclosure of operating segments [line items]
Net benefits and claims	146	83
Corporate and other [member]
Disclosure of operating segments [line items]
Net premium income	140	112
Net investment income (loss)	2,754	1,107
Other revenue	(189)	(120)
Total revenue	2,705	1,099
Net benefits and claims	(131)	(36)
Interest expense	514	526
Other expenses	414	425
Total contract benefits and expenses	797	915
Income (loss) before income taxes	1,908	184
Income tax recovery (expense)	(363)	(84)
Net income (loss)	1,545	100
Non-controlling interests		5
Net income (loss) attributed to shareholders	1,545	95
Total assets	41,905	31,380
Corporate and other [member] | Life and health insurance [Member]
Disclosure of operating segments [line items]
Net premium income	140	112
Net benefits and claims	$ (131)	$ (36)